Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000222698 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000222698 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222698 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000222698 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000222698 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000222698 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222698 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222698 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222698 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222698 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222698 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000222698 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000222698 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222698 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222698 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222699 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000222699 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222699 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000222699 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000222699 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000222699 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222699 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222699 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222699 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222699 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222699 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000222699 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000222699 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222699 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222699 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%